Expense Example {- Franklin Mutual Shares VIP Fund} - FTVIP Class 2-66 - Franklin Mutual Shares VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 98
3 years	306
5 years	531
10 years	$ 1,178